SEGMENT REPORT	12 Months Ended
Dec. 31, 2017
SEGMENT REPORT [Abstract]
SEGMENT REPORT
6.	SEGMENT REPORT

In accordance with FASB ASC 280-010-50-22, the Company considered what financial information is included in the measures of segment profit or loss reviewed by the Company’s chief operating decision maker (“CODM”) or are otherwise regularly provided to the CODM, to determine whether to report or disclose a measure of profit or loss and total assets for each reportable segment. The specific items or accounts included in the measure of segment profit or loss reviewed by the Company’s CODM or are otherwise regularly provided to the CODM are: revenue from external customer, gross profit/(loss), interest income and expenses, and income /(loss) before income taxes.

The basis of accounting for recording revenue from external customer, interest income and expenses, and income/(loss) before income taxes is in conformity with the accounting policies used in the consolidated financial statements, and such segment financial information is prepared and disclosed in accordance with aforementioned accounting basis, is on the same basis by which the Company reports internally to its chief operating decision maker.

The Company’s operating segments had certain of their own dedicated administrative and corporate key functions, such as accounting, administration, procurements, marketing, corporate legal and human resource. Costs for these functions are recorded and included in the respective selling, general and administrative costs for each of our segment. The Company allocates corporate costs to each segments based upon the estimated benefits, which are determined based on estimated time spent by corporate employees, provided to each segment from these corporate functions.

The Company’s first segment was and is the vertically integrated solar power products manufacturing business (“manufacturing segment”), from silicon ingots, wafers, cells to solar modules.

The Company disposed the downstream solar projects segment in the fourth quarter of 2016.